Concentrations and credit risk (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Total Trade Receivables	$ 1,279	$ 811
Total Trade Receivables, percent	77.00%	77.00%
Customer C [Member]
Total Trade Receivables	$ 343	$ 241
Total Trade Receivables, percent	27.00%	30.00%
Customer B [Member]
Total Trade Receivables	$ 160	$ 133
Total Trade Receivables, percent	12.00%	16.00%
Customer A [Member]
Total Trade Receivables	$ 298	$ 99
Total Trade Receivables, percent	23.00%	12.00%
Customer F [Member]
Total Trade Receivables	$ 197	$ 95
Total Trade Receivables, percent	15.00%	12.00%